Acquisitions of Subsidiaries - Summary of Consideration Transferred (Detail) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Cash				$ 62,800
The Art Newspaper SA [Member]
Business Acquisition [Line Items]
Cash		$ 2,540	€ 2,888,888
Other consideration payable		3,077
Total		16,831
Fair value of previously held equity interest				162,747
Total				1,155,392
The Art Newspaper SA [Member] | AMTD Digital [Member]
Business Acquisition [Line Items]
Ordinary shares of the Company	$ 993,000
The Art Newspaper SA [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Ordinary shares of the Company		5,607
The Art Newspaper SA [Member] | Common Stock [Member] | AMTD Digital [Member]
Business Acquisition [Line Items]
Ordinary shares of the Company		$ 5,607		$ 992,645